Equity Method Investment (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2013 KRW (₩)
Equity Method Investment
Equity income (loss) on investments	₩ (18)
Online Game Revolution Fund No. 1
Equity Method Investment
Equity income (loss) on investments	₩ (18)